CVC - PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Schedule of property, plant and equipment
Property, plant and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31, 2017	December 31, 2016	Estimated Useful Lives
Customer premise equipment	$1,093,726	$871,049	3 to 5 years
Headends and related equipment	1,626,293	1,482,631	4 to 25 years
Infrastructure	4,003,845	3,740,494	3 to 25 years
Equipment and software	918,298	735,012	3 to 10 years
Construction in progress (including materials and supplies)	240,496	84,321
Furniture and fixtures	52,545	45,576	5 to 12 years
Transportation equipment	138,147	135,488	5 to 10 years
Buildings and building improvements	394,421	390,337	10 to 40 years
Leasehold improvements	108,071	104,309	Term of lease
Land	47,563	47,715
	8,623,405	7,636,932
Less accumulated depreciation and amortization	(2,599,579)	(1,039,297)
	$6,023,826	$6,597,635

Schedule of buildings and equipment under capital lease
The gross amount of buildings and equipment and related accumulated depreciation recorded under capital leases is presented below:

	December 31,
	2017	2016
Buildings and equipment	$48,936	$53,833
Less accumulated depreciation	(12,972)	(6,306)
	$35,964	$47,527

Cablevision Systems Corporation And Subsidiaries
Property, Plant and Equipment [Line Items]
Schedule of property, plant and equipment
Property, plant and equipment (including equipment under capital leases) consist of the following assets, which are depreciated or amortized on a straight-line basis over the estimated useful lives shown below:

	December 31, 2015	Estimated Useful Lives
Customer equipment	$1,952,336	3 to 5 years
Headends and related equipment	2,388,289	4 to 25 years
Infrastructure	5,639,226	3 to 25 years
Equipment and software	1,577,616	3 to 10 years
Construction in progress (including materials and supplies)	87,412
Furniture and fixtures	96,561	5 to 12 years
Transportation equipment	210,013	5 to 18 years
Buildings and building improvements	322,267	10 to 40 years
Leasehold improvements	354,136	Term of lease
Land	14,507
	12,642,363
Less accumulated depreciation and amortization	(9,625,348)
	$3,017,015

Schedule of buildings and equipment under capital lease
At December 31, 2015, the gross amount of equipment and related accumulated amortization recorded under capital leases was as follows:

December 31, 2015
Equipment	$90,099
Less accumulated amortization	(28,119)
$61,980